Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 25, 2017	Mar. 26, 2016
Current assets:
Cash and cash equivalents		$ 1,944	$ 2,344
Accounts receivable		13,561	10,293
Inventories		132,069	137,839
Prepaids and other current assets		2,191	1,793
Total current assets		149,765	152,269
Property and equipment		22,990	29,419
Intangible assets		690	792
Other assets		190	493
Deferred incomes taxes		5,303
Total non-current assets		29,173	30,704
Total assets		178,938	182,973
Current liabilities:
Bank indebtedness		70,434	62,431
Accounts payable		46,657	46,730
Accrued liabilities		8,386	9,040
Current portion of long-term debt		2,810	5,634
Total current liabilities		128,287	123,835
Long-term debt		30,525	46,651
Other long-term liabilities		7,330	4,783
Total long-term liabilities		37,855	51,434
Commitments and Contingencies
Stockholders' equity:
Common stock		69,601	69,601
Preferred stock - no par value, unlimited shares authorized, none issued	[1]
Additional paid-in capital		16,372	16,216
Accumulated deficit		(73,921)	(78,849)
Accumulated other comprehensive income		744	736
Total stockholders' equity		12,796	7,704
Total liabilities and stockholders' equity		178,938	182,973
Class A Common Stock [Member]
Stockholders' equity:
Common stock	[1]	30,988	30,988
Class B Common Stock [Member]
Stockholders' equity:
Common stock	[1]	$ 38,613	$ 38,613

[1]	unlimited shares authorized